EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) jointVenture	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures accounted for using equity method, Carrying value	$ 19,913	$ 20,479
Investments in associates accounted for using equity method, Carrying value	320	328
Investments in joint ventures and associates	20,233	20,807	$ 19,719
Aggregated individually immaterial associates
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in associates accounted for using equity method, Carrying value	$ 320	$ 328
Aggregated individually immaterial associates | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	13.00%	13.00%
Aggregated individually immaterial associates | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in associates (as a percentage)	31.00%	31.00%
Canary Wharf Joint Venture
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 3,410	$ 3,529
Manhattan West, New York
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	56.00%	56.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 2,213	$ 2,396
Ala Moana Center, Hawaii
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 1,735	$ 1,939
BPYU JV Pool A
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 1,841	$ 1,810
BPYU JV Pool B
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 1,178	$ 1,140
Fashion Show, Las Vegas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 876	$ 856
Grace Building, New York
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 704	$ 702
BPYU JV Pool C
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 689	$ 679
BPYU JV Pool D
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	48.00%	48.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 627	$ 612
Southern Cross East, Melbourne
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 457	$ 472
The Grand Canal Shoppes, Las Vegas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 472	$ 455
One Liberty Plaza, New York
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 413	$ 402
680 George Street, Sydney
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 381	$ 389
Brookfield Place Sydney
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	25.00%	25.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 382	$ 376
The Mall in Columbia, Maryland
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 326	$ 315
Shops at La Cantera, Texas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 274	$ 270
ICD Brookfield Place Dubai
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	50.00%	50.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 285	$ 250
BPYU JV Pool G
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	0.00%	68.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 0	$ 263
Potsdamer Platz, Berlin
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	25.00%	25.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 256	$ 261
Baybrook Mall, Texas
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 260	$ 254
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (“Brazil Retail”)
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	43.00%	43.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 220	$ 228
BPYU JV Pool F
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 228	$ 223
Brookfield D.C. Office Partners LLC (“D.C. Venture”), Washington, D.C.
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	51.00%	51.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 223	$ 225
Miami Design District, Florida
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	22.00%	22.00%
Investments in joint ventures accounted for using equity method, Carrying value	$ 219	$ 212
Other
Disclosure of information about unconsolidated subsidiaries [line items]
Investments in joint ventures accounted for using equity method, Carrying value	$ 2,244	$ 2,221
Number of joint ventures | jointVenture	36
Other | Bottom of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	15.00%	15.00%
Other | Top of range
Disclosure of information about unconsolidated subsidiaries [line items]
Proportion of ownership interests in joint venture (as a percentage)	55.00%	55.00%